Brandes Credit Focus Yield Fund | Brandes Credit Focus Yield Fund
Brandes Credit Focus Yield Fund
Investment Objective
The Brandes Credit Focus Yield Fund (the “Credit Focus Yield Fund”), seeks total return, consisting of both current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Credit Focus Yield Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled “Shareholder Information” on page 22 of the Prospectus and “Additional Purchase and Redemption Information” on page B-77 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brandes Credit Focus Yield Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		none
Maximum Deferred Sales Charge (Load)	none	[1]	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brandes Credit Focus Yield Fund		Class A	Class I
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		1.85%	1.90%
Total Annual Fund Operating Expenses		2.60%	2.40%
Less: Fee Waiver and/or Expense Reimbursement		(1.65%)	(1.70%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.95%	0.70%
[1]	The Advisor has contractually agreed to limit the Credit Focus Yield Fund's Class A and Class I annual operating expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses), including repayment of previous waivers, to the following percentages of the Fund's average daily net assets attributable to the specific classes through January 31, 2014: 0.95% and 0.70%, respectively (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Credit Focus Yield Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 1 year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brandes Credit Focus Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	468	1,002	1,561	3,081
Class I	72	585	1,126	2,606

Portfolio Turnover
The Credit Focus Yield Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent period from February 1, 2012 through September 30, 2012, the Fund’s portfolio turnover rate was 162.73% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Credit Focus Yield Fund invests primarily in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities.  The Fund may also make investments in U.S. and foreign mortgage-backed securities, collateralized mortgage obligations, asset-backed debt securities and other forms of debt obligations and income producing securities, including but not limited to preferred stock, and loan participations and assignments.  The Credit Focus Yield Fund may invest up to 30% of its total fixed income assets, measured at the time of purchase, in non-U.S. dollar securities and may engage in currency hedging.  Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select debt Fund’s securities for the Credit Focus Yield Fund’s investment portfolio.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Credit Focus Yield Fund may invest in instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”).  (Up to 50% of the Fund’s total debt securities may be in junk bonds.)  The Credit Focus Yield Fund invests in securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.  The Advisor will typically sell a security from the Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity.  The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund’s portfolio or to meet requests for redemption of Fund shares.

Principal Investment Risks
Because the values of the Credit Focus Yield Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Credit Focus Yield Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

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Bank Debt Risks – Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

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Credit Risks – Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.

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Interest Rate Risks – As with most fixed income funds, the income on and value of your shares in the Credit Focus Yield Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline.  When interest rates fall, the prices of these securities usually increase.

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Equity Market Risks – The Credit Focus Yield Fund may invest in preferred stocks.  The values of equity securities fluctuate in response to the activities of individual companies and general stock market and economic conditions.

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Foreign and Emerging Markets Securities Risks – Investing in foreign securities poses additional risks.  The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments and other overall economic conditions in the countries where the Credit Focus Yield Fund invests.  Emerging markets countries involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies may experience substantial fluctuations or steady devaluation relative to the U.S. dollar.

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Liquidity Risks – Liquidity risk exists when particular investments are difficult to purchase or sell.  The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price.  Illiquid securities may also be difficult to value.

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Mortgage- and Asset-Backed Securities Risks – Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates.  When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

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Non-Investment Grade (Junk Bond) Securities Risks – Below investment grade debt securities (also known as “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness.  The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

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Portfolio Turnover Risks – The Credit Focus Yield Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from the Fund’s performance.

•	U.S. Government Obligations Risks – U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
The following performance information provides some indication of the risks of investing in the Credit Focus Yield Fund.  The bar chart below illustrates how the Fund’s total returns have varied from year to year.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Credit Focus Yield Fund will perform in the future.  Updated performance is available on the Fund’s website www.brandesfunds.com.

Brandes Credit Focus Yield Fund Year-by-Year Total Returns as of December 31, 2012 for Class I Shares

Best Quarter	Q2	2009	17.43%
Worst Quarter	Q3	2008	-13.78%

Brandes Credit Focus Yield Fund Average Annual Total Returns For periods ending December 31, 2012
Average Annual Returns Brandes Credit Focus Yield Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception
Class A	5.79%	4.70%	6.43%	6.53%
Class I	10.37%	5.59%	6.89%	6.89%
After Taxes on Distributions Class I	9.11%	5.35%	6.76%	6.80%
After Taxes on Distributions and Sale of Fund Shares Class I	6.77%	4.69%	6.01%	6.08%
Barclays U.S. Intermediate Credit Index (reflects no deduction for fees, expenses or taxes)	8.10%	6.71%	5.59%	6.59%

Performance information shown for Class I shares prior to February 1, 2012, is that of a private investment fund managed by the Advisor with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund.  Prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  Performance shown prior to the inception of Class A shares on February 1, 2012 reflects the performance of Class I shares, adjusted to reflect Class A sales loads.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.